SHARE-BASED COMPENSATION (Schedule of Parameters Used in Valuing Fair Value of Options) (Details) - Options [Member] - ₪ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Black-Scholes-Merton option-pricing model assumptions:
Expected volatility, minimum	109.00%	115.00%	95.00%
Expected volatility, maximum	118.00%	153.00%	98.00%
Risk-free rate, minimum	1.70%	0.81%	0.31%
Risk-free rate, maximum	3.90%	1.34%	0.83%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Black-Scholes-Merton option-pricing model assumptions:
Expected term	5 years 6 months	5 years 3 months 7 days	5 years 10 months 17 days
Share price	₪ 2.07	₪ 0.8	₪ 0.28
Maximum [Member]
Black-Scholes-Merton option-pricing model assumptions:
Expected term	6 years 29 days	6 years 4 months 28 days	6 years 1 month 6 days
Share price	₪ 9.58	₪ 2.27	₪ 1.57